SCHEDULE OF COMPANY REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Sales to external customers, Total		$ 87,351	$ 159,658
Cost of sales, Total	[1]	(78,836)	(142,584)
Gross profit, Total		8,515	17,074
Selling, general and administrative expenses, Total	[2]	(11,537)	(21,056)
Operating (loss) income, Total		(3,022)	(3,982)
Soft Wheat [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		75,272	122,408
Cost of sales, Total	[1]	(67,835)	(109,893)
Gross profit, Total		7,437	12,515
Selling, general and administrative expenses, Total	[2]	(6,048)	(12,122)
Operating (loss) income, Total		1,389	393
Durum Wheat [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		2,608	20,432
Cost of sales, Total	[1]	(3,038)	(19,189)
Gross profit, Total		(430)	1,243
Selling, general and administrative expenses, Total	[2]	(1,266)	(1,792)
Operating (loss) income, Total		(1,696)	(549)
Couscous and Pasta [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		6,951	14,894
Cost of sales, Total	[1]	(5,728)	(11,640)
Gross profit, Total		1,223	3,254
Selling, general and administrative expenses, Total	[2]	(783)	(2,320)
Operating (loss) income, Total		440	934
All Other [Member]
Revenue from External Customer [Line Items]
Sales to external customers, Total		2,520	1,924
Cost of sales, Total	[1]	(2,235)	(1,862)
Gross profit, Total		285	62
Selling, general and administrative expenses, Total	[2]	(3,440)	(4,822)
Operating (loss) income, Total		$ (3,155)	$ (4,760)

[1]	Primarily includes purchases of inventory, packaging, and other sales costs.
[2]	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and